Notes to the statement of financial position - Pension provisions and post-retirement benefits, pension expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	€ 684	€ 712	€ 762
Past service cost/(income) and other adjustments	128	(1,874)	(1,247)
Net pension expense/(income)	2,178	243	840
Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	684	712
Interest expense	1,525	1,541	1,485
Past service cost/(income) and other adjustments	128	(1,874)
Fair Value of Plan Assets
Disclosure of net defined benefit liability (asset) [line items]
Interest expense	€ (159)	€ (136)	€ (160)